Note 12 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Credit commitments	$ 374,489	$ 342,710	$ 331,504
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	315,757	296,248	280,086
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 58,732	$ 46,462	$ 51,418